Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Annual Return [Percent]	19.09%	(4.63%)
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Annual Return [Percent]	22.95%	(1.22%)	23.83%	(33.63%)	15.28%	44.34%	29.51%	(20.43%)	44.17%	17.84%
ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Annual Return [Percent]	23.98%	2.81%	(3.04%)	(33.56%)	(0.20%)	65.22%
ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Annual Return [Percent]	30.35%	18.62%	55.90%	(39.56%)	9.30%